RELATED PARTY TRANSACTIONS AND BALANCE	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
19.	RELATED PARTY TRANSACTIONS AND BALANCE

For the year ended December 31, 2015, the Company purchased $565,208 of medical air compressor from HuNan Zhong Yi High-tech Development Co., Ltd. (“Zhong Yi”) which is partially owned by the CEO of the Company. As of December 31, 2015 and 2014, $875,044 and $1,498,627 was advanced to Zhong Yi for raw materials purchases, respectively.

On March 27, 2015, the Company entered into a new loan agreement with Mr. Ping Chen, who is the CEO and a major shareholder of the Company, in the amount of $660,679 (RMB 4,120,000) with a floating interest rate which will be 6.96% in 2016. The loan was due on March 27, 2016 and renewed the repayment date to March 27, 2017.

On December 2, 2015, the Company entered into a new loan agreement with Mr. Ping Chen in the amount of $3,207,180 (RMB 20,000,000) with no floating interest rate and maturity date. On December 18, 2015, the Company repaid half of the loan in the amount of $1,603,590 (RMB 10,000,000). The remaining will be repaid as agreed between the parties.

For the year ended December 31, 2014, the Company purchased $1,142,845 of sleep respiratory systems and $325,400 of telemedicine management system software from HuNan Zhong Yi High-tech Development Co., LTD which is partially owned by CEO. As of December 31, 2014 and 2013, $1,498,627 and nil was advanced to the related party for raw materials purchases, respectively.